Consolidated Statements of Comprehensive Income In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Net revenues:
Advertising services	$ 241,678	1,499,516	894,937	592,622
Dealer subscription services	102,091	633,433	321,611	139,898
Total net revenues	343,769	2,132,949	1,216,548	732,520
Cost of revenues	(61,486)	(381,498)	(252,236)	(178,240)
Gross profit	282,283	1,751,451	964,312	554,280
Operating expenses:
Sales and marketing expenses	(90,106)	(559,070)	(245,228)	(129,796)
General and administrative expenses	(20,912)	(129,751)	(82,529)	(83,153)
Product development expenses	(25,529)	(158,395)	(81,651)	(42,865)
Operating profit	145,736	904,235	554,904	298,466
Interest income	5,590	34,682	11,082	5,093
Interest expense	0	0	(414)	0
Other income, net	410	2,544	2,884	310
Income before income taxes	151,736	941,461	568,456	303,869
Income tax expense	(31,071)	(192,781)	(112,294)	(90,988)
Net income	120,665	748,680	456,162	212,881
Earnings per share for ordinary share:
Basic	$ 1.13	7.01	4.57	2.13
Diluted	$ 1.07	6.64	4.37	2.12
Shares used in earnings per share computation:
Basic	0	0	0	100,000,000
Diluted	0	0	0	100,650,652
Other comprehensive income, net of tax of nil
Foreign currency translation adjustments	636	3,946	1,403	583
Comprehensive income	$ 121,301	752,626	457,565	213,464